INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income taxes (Textual)
Valuation allowance	$ 3,964,178	$ 3,747,233
Net operating loss carry-forwards	$ 313,050
Tax credit expiration period	The prior three years remain open for examination by the federal or state regulatory agencies for purposes of an audit for tax purposes.
Increasing the deferred tax asset	$ 63,004
Deferred tax asset	(1,315,240)
Net change in the deferred income tax assets valuation allowance	216,946
Innovative Payment Solutions [Member]
Income taxes (Textual)
Net operating loss carry-forwards	$ 18,747,044
Domestic [Member] | Maximum [Member]
Income taxes (Textual)
Expiration year	2040
Domestic [Member] | Minimum [Member]
Income taxes (Textual)
Expiration year	2034